Note 5 - Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	December 31,
	2019	2018
Components, spare parts	4,959	3,496
Work-in-progress	584	576
Finished goods – own manufactured products	1,737	2,672
Finished goods – distribution products	1,981	1,442
Total gross inventories	9,262	8,186
Less: allowance for slow-moving inventory and net realizable value	(1,085)	(974)
Total	8,178	7,212